Commitments and Contingencies - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Jan. 31, 2019 shares	Jun. 30, 2017 USD ($) shares	Oct. 31, 2016 CNY (¥) shares	Aug. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Aug. 31, 2014 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($) $ / shares	Oct. 31, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Jun. 30, 2016 HKD ($)	May 31, 2016
Loss Contingencies [Line Items]
Operating lease rental expenses							¥ 500,000	$ 70,000	¥ 4,800,000	¥ 12,700,000
Funds raised for the development of CrossFire new mobile game							57,499,910		57,499,910		$ 8,363,015
Investments in equity investees							45,216,118		48,243,558		$ 6,576,412	$ 6,576,412
Common stock par value | $ / shares											$ 0.01	$ 0.01
Consideration received for shares sold | $		$ 30,000,000
Redeemable convertible preferred shares redemption value								5,951,389	¥ 57,126,233
Development Fees Payable							14,500,000				$ 100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	1,000,000
Attorney fee							8,000,000	1,200,000
Remaining attorney fee							5,000,000	700,000
Installment [Member]
Loss Contingencies [Line Items]
Attorney fee							3,000,000	400,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares redemption value | $								16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares redemption value | $								18,100,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares redemption value | $								19,900,000
Ark Pacific Special Opportunities Fund I, L.P. [Member]
Loss Contingencies [Line Items]
Common stock par value | $ / shares														$ 0.01
Purchase price per unit | $ / shares														$ 1.20
Incsight Limited [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction		12,500,000
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies [Line Items]
Investment commitments							4,100,000				600,000		¥ 9,000,000	$ 1,300,000
Investments in equity investees													¥ 4,900,000	$ 700,000
Purchase commitment amount							6,800,000	1,000,000
Maximum accumulated investment for waiving purchase commitment				$ 22,900,000			¥ 6,000,000	$ 900,000
Purchase commitment, description							As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).	As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).
L&A International Holding Limited
Loss Contingencies [Line Items]
Line of credit amount					$ 11,800,000													$ 92.3
Interest rate					2.00%													2.00%
Line of credit , duration					24 months
Amount of shares pledged					417,440,000
Percentage of shares owned					58.10%					37.00%								58.10%	10.40%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares issued, shares						27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies [Line Items]
Redeemable convertible preferred shares issued, shares							39,766,589	39,766,589
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies [Line Items]
Funds raised for the development of CrossFire new mobile game			¥ 57,500,000				¥ 57,500,000				8,400,000				$ 8,400,000
Additional funds aimed to be raised for the development of CrossFire new mobile game							100,000,000				14,500,000
Funds required for the development of CrossFire new mobile game							¥ 157,500,000				$ 22,900,000					¥ 157,500,000	$ 22,900,000
Shares of option unvested							634,921				634,921
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange | Elegant Wisdom Limited
Loss Contingencies [Line Items]
Option granted			365,079	1,000,000